Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents Tables
Cash and cash equivalents
in € thousand	31.12.2016	31.12.2017

Deposits held at banks	1,120	3,177
Money market funds	27,997	38,876
USD term deposits (1-60 days)	0	81,229
Cash and cash equivalents	29,117	123,282